Schedule of Activity in the Company’s RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance	954,562	446,318
Weighted-average grant date fair value per unit, balance	$ 42.10	$ 79.30
Number of units, granted	194,286	1,103,679
Weighted average grant date fair value per unit granted	$ 2.67	$ 9.64
Number of units, forfeited	(18,773)	(4,813)
Weighted average grant date fair value per unit forfeited	$ 12.96	$ 33.59
Number of units, vested	(623,955)	(590,622)
Weighted average grant date fair value per unit vested	$ 19.06	$ 9.58
Number of units, outstanding balance	506,120	954,562
Weighted-average grant date fair value per unit, balance	$ 48.81	$ 42.10
Weighted-average grant date fair value per unit, balance		$ 42.11